Loans payable - Lender warrants (Details) - USD ($)		12 Months Ended
	May 17, 2019	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Lender warrants (note 10(b))		$ 250,891
Less: current portion of lender warrants		$ 250,891
Fair value of warrants granted, per share	$ 0.63
Volatility assumption	44.83%
Remaining life assumption	2 years
Expected dividend yield assumption	0.00%
Forfeiture rate assumption	0.00%
Annual risk-free interest rate assumption	1.69%
Percentage of additional lender warrants required to be issues		3.00%
Number of days considered for determining average closing price of common shares on toronto stock exchange		10 days
Lender Warrants
Disclosure of detailed information about borrowings [line items]
Fair value of warrants granted, per share		$ 0.98
Volatility assumption		51.61%
Remaining life assumption		5 years
Expected dividend yield assumption		0.00%
Forfeiture rate assumption		0.00%
Annual risk-free interest rate assumption		0.39%